UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2007


Check here if Amendment |_|; Amendment Number: ____________

     This Amendment  (Check  only  one.):  |_| is a  restatement.

                                           |_|  adds new  holdings entries.


Institutional Investment Manager Filing this Report:


Name:              Wayne Holman
Address:           430 Park Avenue, 12th Floor
                   New York, New York 10022

Form 13F File Number:  28-12278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:              Bud Holman
Title:             Attorney-in-Fact for Wayne Holman
Phone:             (212) 808-7729


Signature, Place, and Date of Signing:


  /s/ Bud Holman               New York, New York                May 15, 2007
 -----------------------   --------------------------      --------------------
     [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


               Form 13F File Number          Name

               28-12277                      Ridgeback Capital Investments Ltd.